SHAREHOLDERS' EQUITY (Schedule Of RSUs Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of RSUs
Unvested RSUs at beginning of year | shares	317,350
RSUs granted | shares	376,480
RSUs vested | shares	(79,486)
RSUs forfeited | shares	(44,418)
RSUs net settled | shares	(2,526)
Unvested RSUs at end of year | shares	567,400
Weighted average grant date per value
Unvested RSUs at beginning of year | $ / shares	$ 1.7
RSUs granted | $ / shares	1.5
RSUs vested | $ / shares	1.7
RSUs forfeited | $ / shares	1.6
RSUs net settled | $ / shares	1.69
Unvested RSUs at end of year | $ / shares	$ 1.57